Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 357,796	$ 54,835	¥ 310,876
Term deposits and short term investments	1,280,033	196,174	1,271,889
Restricted cash	31,039	4,757	66,234
Accounts receivable, net	675,616	103,543	609,627
Amounts due from related parties	32,587	4,994	56,653
Prepayments and other current assets	42,846	6,565	57,391
Assets held for sale			184,032
Total current assets	2,419,917	370,868	2,556,702
Non-current assets:
Property and equipment, net	62,649	9,601	97,357
Intangible assets, net	12,396	1,900	13,633
Goodwill			22,786
Available-for-sale debt investments	36,700	5,619	2,014,537
Equity investments, net	94,821	14,532	13,237
Deferred income tax assets, net	86,867	13,313	73,688
Operating lease right-of-use assets, net	49,487	7,584	84,550
Other non-current assets	9,753	1,495	19,859
Assets held for sale			429,468
Total non-current assets	352,635	54,044	2,769,115
Total assets	2,772,552	424,912	5,325,817
Current liabilities (including amounts of the consolidated VIEs, excluding intercompany amounts, without recourse to the Company of RMB611,670 and RMB493,389 (US$75,615) as of December 31, 2019 and 2020, respectively. Note 1) :
Accounts payable	221,203	33,901	249,018
Amounts due to related parties	34,420	5,275	34,155
Advances from customers	38,835	5,952	46,172
Taxes payable	402,610	61,703	287,765
Salary and welfare payable	156,599	24,000	157,784
Deposits in relation to disposal of investment in Particle			355,212
Accrued expenses and other current liabilities	172,376	26,417	274,122
Operating lease liabilities	36,370	5,574	37,874
Liabilities held for sale			63,341
Total current liabilities	1,062,413	162,822	1,505,443
Non-current liabilities (including amounts of the consolidated VIEs, excluding intercompany amounts, without recourse to the Company of RMB52,087 and RMB43,190 (US$6,619) as of December 31, 2019 and 2020, respectively. Note 1) :
Deferred tax liabilities	1,312	201	192,142
Long-term liabilities	28,200	4,319	27,612
Operating lease liabilities	16,672	2,555	49,929
Liabilities held for sale			5,676
Total non-current liabilities	46,166	7,075	275,359
Total liabilities	1,108,579	169,897	1,780,802
Commitments and contingencies (Note 22)
Shareholders’ equity:
Additional paid-in capital	1,620,580	248,365	1,611,484
Statutory reserves	92,017	14,102	88,583
Retained earnings/(accumulated deficits)	(88,191)	(13,516)	186,324
Accumulated other comprehensive income/(loss)	(28,214)	(4,324)	1,405,808
Total Phoenix New Media Limited shareholders’ equity	1,635,744	250,689	3,331,751
Noncontrolling interests	28,229	4,326	213,264
Total shareholders’ equity	1,663,973	255,015	3,545,015
Total liabilities and shareholders’ equity	2,772,552	424,912	5,325,817
Class A ordinary shares
Shareholders’ equity:
Ordinary shares	17,499	2,682	17,499
Class B ordinary shares
Shareholders’ equity:
Ordinary shares	¥ 22,053	$ 3,380	¥ 22,053